Other Comprehensive Income or Loss - Changes in the AOCI Balance (Detail) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Dec. 02, 2017	Dec. 03, 2016	Feb. 25, 2017	Feb. 27, 2016	Feb. 28, 2015
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	$ 1,371.2	$ 1,613.2	$ 1,613.2	$ 2,168.5	$ 1,759.6
Current-period other comprehensive (loss) income, net			99.9	(172.3)	41.6
Ending balance	824.1		1,371.2	1,613.2	2,168.5
Total AOCI
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(12.8)	(112.7)	(112.7)	59.6	18.0
Other comprehensive (loss) income before reclassifications	32.4	(59.3)	68.6	(304.7)
Amounts reclassified from accumulated other comprehensive income	25.7	41.5	53.0	36.8
Tax (expense) benefit	(18.8)	8.2	(21.7)	95.6
Current-period other comprehensive (loss) income, net	39.3	(9.6)	99.9	(172.3)	41.6
Ending balance	26.5	(122.3)	(12.8)	(112.7)	59.6
Pension and Post-retirement benefit plans
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	79.7	(2.3)	(2.3)	77.1
Other comprehensive (loss) income before reclassifications	2.2	(15.5)	102.8	(120.5)
Amounts reclassified from accumulated other comprehensive income	2.8	1.7	2.5	(4.0)
Tax (expense) benefit	1.0	1.7	(23.3)	45.1
Current-period other comprehensive (loss) income, net	6.0	(12.1)	82.0	(79.4)
Ending balance	85.7	(14.4)	79.7	(2.3)	77.1
Interest rate swaps
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(28.1)	(67.5)	(67.5)	(20.6)
Other comprehensive (loss) income before reclassifications	4.8	2.8	1.4	(107.7)
Amounts reclassified from accumulated other comprehensive income	27.9	39.8	50.5	40.8
Tax (expense) benefit	(10.1)	(10.8)	(12.5)	20.0
Current-period other comprehensive (loss) income, net	22.6	31.8	39.4	(46.9)
Ending balance	(5.5)	(35.7)	(28.1)	(67.5)	(20.6)
Foreign currency translation adjustments
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(66.1)	(45.6)	(45.6)
Other comprehensive (loss) income before reclassifications	23.7	(42.6)	(34.2)	(75.5)
Amounts reclassified from accumulated other comprehensive income	0.0	0.0
Tax (expense) benefit	(9.4)	16.9	13.7	29.9
Current-period other comprehensive (loss) income, net	14.3	(25.7)	(20.5)	(45.6)
Ending balance	(51.8)	(71.3)	(66.1)	(45.6)
Other
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	1.7	2.7	2.7	3.1
Other comprehensive (loss) income before reclassifications	1.7	(4.0)	(1.4)	(1.0)
Amounts reclassified from accumulated other comprehensive income	(5.0)	0.0
Tax (expense) benefit	(0.3)	0.4	0.4	0.6
Current-period other comprehensive (loss) income, net	(3.6)	(3.6)	(1.0)	(0.4)
Ending balance	$ (1.9)	$ (0.9)	$ 1.7	$ 2.7	$ 3.1